Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 6,941,213	$ 4,084,085	$ 1,477,143
Grants receivable	0	757,562	84,344
Prepaid expenses	485,785	419,751	334,629
Other current assets	10,000	47,586	14,675
Total current assets	7,436,998	5,308,984	1,910,791
Property and equipment, net	665,588	135,486	57,053
Goodwill	6,826,003	6,826,003	6,826,003
Other long term assets	168,597	126,654	11,017
Total assets	15,097,186	12,397,127	8,804,864
Current liabilities:
Accounts payable	608,374	3,002,497	1,313,247
Accrued compensation	640,192	562,755	230,381
Accrued clinical operations and site costs	666,146	391,041	494,110
Accrued lease contingency fee	590,504	590,504	590,504
License fee payable	0	225,000
Other accrued expenses	488,254	186,566	245,421
Interest payable	49,229	0
Current portion of notes payable	(1,234,186)	0
Current portion of capital leases payable	16,654	0
Warrant liability			92,463
Total current liabilities	4,293,539	4,958,363	2,966,126
Long-term liabilities:
Long-term portion of notes payable, net	3,083,971	0
Long-term portion of capital leases	72,498	0
Other long-term liabilities	133,057	0
Total long-term liabilities	3,289,526	0
Commitments and contingencies:
Redeemable convertible preferred stock:
MabVax Therapeutics Holdings Series B redeemable convertible preferred stock, 1,250,000 shares authorized, none and 1,250,000 issued and outstanding as of December 31, 2015 and 2014, respectively, with a liquidation preference of $2,627,123 as of December 31, 2014			1,838,025
Total redeemable convertible preferred stock			1,838,025
Stockholders' equity:
Common stock, $0.01 par value; 150,000,000 shares authorized, 6,296,110, 3,836,631, and 378,766 shares issued and outstanding as of September 31, 2016, December 31, 2015 and 2014.	62,961	38,366	3,787
Additional paid-in capital	80,595,120	67,999,928	24,516,692
Accumulated deficit	(73,152,271)	(60,601,778)	(24,550,308)
Total stockholders' equity	7,514,121	7,438,764	4,000,713
Total liabilities and stockholders' equity	15,097,186	12,397,127	8,804,864
Series A-1 Preferred Stock [Member]
Stockholders' equity:
Preferred stock			4,029,576
Series C Preferred Stock [Member]
Stockholders' equity:
Preferred stock			$ 966
Series D Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock	1,325	1,915
Series E Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock	333	333
Series F Convertible Preferred Stock [Member]
Stockholders' equity:
Preferred stock	$ 6,653	$ 0